Note 29 - Capital Base and Capital Management - Capital base (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019		Dec. 31, 2018
Capital Base And Capital Management
Tier 1 eligible capital resources capital base	€ 48,997	[1]	€ 45,947
Exposure (thousand of euros)	€ 731,125	[1]	€ 705,299
Leverage Ratio	6.70%	[2]	6.51%

[1]	(*) Provisional data.
[2]	(*) Provisional data.